Derivative Financial Instruments	12 Months Ended
Aug. 29, 2013
Derivative Instrument Detail [Abstract]
Derivative Financial Instruments
Derivative Financial Instruments

We are exposed to currency exchange rate risk for monetary assets and liabilities held or denominated in foreign currencies, primarily the euro, shekel, Singapore dollar and yen.  We are also exposed to currency exchange rate risk for capital expenditures and operating cash flows, primarily denominated in the euro and yen.  In connection with the Elpida Installment Payments, we are exposed to significant currency exchange rate risk for the yen. Additionally, we are exposed to interest rate fluctuation risk on our four-year note payable, under which we borrowed $312 million on August 27, 2013 at a variable interest rate. We use derivative instruments to manage a portion of our exposures to changes in currency exchange rates and variable interest rates.  For exposures associated with our monetary assets and liabilities, our primary objective in entering into currency derivatives is to reduce the volatility that changes in currency exchange rates have on our earnings.  For exposures associated with our capital expenditures and operating cash flows, our primary objective of entering into currency derivatives is to reduce the volatility that changes in currency exchange rates have on future cash flows. For exposures associated with our yen-denominated Elpida Installment Payments, our primary objective for entering into currency derivatives is to mitigate risks if those currencies strengthen relative to the U.S. dollar, while preserving some ability for us to benefit if those currencies weaken. For exposures associated with our variable-rate debt, our primary objective is to reduce the volatility that changes in interest rates have on interest expense.

Our currency derivatives consist primarily of forward contracts and currency options and our interest rate derivative consists of interest rate swap agreements.  These derivatives expose us to credit risk to the extent the counterparties may be unable to meet the terms of the derivative instrument.  As of August 29, 2013, our maximum exposure to loss due to credit risk if counterparties fail completely to perform according to the terms of the contracts, was generally equal to the fair value of our assets for these contracts as listed in the tables below.  We seek to mitigate such risk by limiting our counterparties to major financial institutions and by spreading risk across multiple major financial institutions.  In addition, we monitor the potential risk of loss with any one counterparty resulting from this type of credit risk on an ongoing basis.  We also seek to mitigate risk through master netting arrangements (see "Master Netting Arrangements" below).

We have the following risk management programs:

Derivatives without Hedge Accounting Designation

We utilize a rolling hedge strategy with currency forward contracts that generally mature within 35 days to hedge our exposure to changes in currency exchange rates from our monetary assets and liabilities.  At the end of each reporting period, monetary assets and liabilities held or denominated in currencies other than the U.S. dollar are remeasured in U.S. dollars and the associated outstanding forward contracts are marked-to-market.  Currency forward contracts are valued at fair values based on the middle of bid and ask prices of dealers or exchange quotations (Level 2 fair value measurements). Currency options are valued at their fair value using a modified Black-Scholes option valuation model using inputs of the current spot rate, strike price, risk-free interest rate, maturity, volatility and credit-risk spread (Level 2 fair value measurements).  These options are marked-to-market at the end of each reporting period. Realized and unrealized gains and losses on derivative instruments without hedge accounting designation as well as the change in the underlying monetary assets and liabilities due to changes in currency exchange rates are included in other non-operating income (expense).

In connection with the currency exchange rate risk associated with our acquisition of Elpida and the Rexchip shares from the Powerchip Group, we entered into currency exchange transactions (the "Elpida Hedges" and the "Rexchip Hedges" and, together, the "Elpida Acquisition Hedges"). The Elpida Acquisition Hedges were not designated for hedge accounting and were remeasured at fair value each period with gains and losses reflected in other non-operating income (expense). We recorded losses from the Elpida Acquisition Hedges in 2013 of $228 million and gains in 2012 of $8 million. To mitigate the risk that increases in exchange rates have on the payments due in 2014 and 2015, we entered into forward contracts to purchase 20 billion yen on November 28, 2014 and 10 billion yen on November 27, 2015.

We entered into interest rate swap contracts that mature in 4 years to hedge against the variability of future interest payments due on our $312 million floating rate debt. We designated 80% of the swaps as cash flow hedges and the remaining 20% were not designated for hedge accounting treatment. Changes in the fair value of the undesignated portion are included in interest income (expense). The fair values of the interest rate swaps are calculated by discounting the expected future cash flows based on inputs that are readily available in publicly quoted markets (Level 2 fair value measurements).

Total gross notional amounts and fair values for currency derivatives and interest rate swaps without hedge accounting designation were as follows:

	Notional Amount (in U.S. Dollars)		Fair Value of
			Current Assets(1)	Noncurrent Assets(2)	(Current Liabilities)(3)
As of August 29, 2013
Currency forward contracts:
Yen	$336		$1	$3	$—
Singapore dollar	218		—	—	—
Euro	217		1	—	(1)
Shekel	78		—	—	(1)
Currency options:
New Taiwan dollar	351		—	—	—
Interest rate swap contracts	62		—	—	—
	$1,262		$2	$3	$(2)

As of August 30, 2012
Forward contracts:
Singapore dollar	$251		$—	$—	$(1)
Euro	173		2	—	(1)
Shekel	65		—	—	(1)
Yen	18		—	—	—
Currency options:
Yen	5,050	(4)	57	—	—
New Taiwan dollar	342		2	—	—
	$5,899		$61	$—	$(3)

(1)	Included in receivables - other.

(2)	Included in other noncurrent assets.

(3)	Included in accounts payable and accrued expenses - other.

(4)	Notional amount includes purchased options of $2,527 million and sold options of $2,523 million for the Elpida Hedges.

For currency forward contracts and options without hedge accounting designation, we recognized net losses of $222 million for 2013, net losses of $17 million for 2012 and net gains of $21 million for 2011, which were included in other non-operating income (expense).

Derivatives with Cash Flow Hedge Accounting Designation

We utilize currency forward contracts that generally mature within 12 months and currency options that generally mature from 12 to 18 months to hedge our exposure to changes in cash flows from changes in currency exchange rates for certain capital expenditures and forecasted operating cash flows.  Currency forward contracts are valued at their fair values based on market-based observable inputs including currency exchange spot and forward rates, interest rate and credit risk spread (Level 2 fair value measurements).  Currency options are valued at their fair value using a modified Black-Scholes option valuation model using inputs of the current spot rate, strike price, risk-free interest rate, maturity, volatility and credit-risk spread (Level 2 fair value measurements). We entered into interest rate swap contracts that mature in 4 years to hedge against the variability in future interest payments due on our $312 million floating rate debt and designated 80% of the swaps as cash flow hedges. The fair values of the interest rate swaps have been calculated by discounting the expected future cash flows based on inputs that are readily available in publicly quoted markets (Level 2 fair value measurements).

For derivatives designated as cash flow hedges, the effective portion of the realized and unrealized gain or loss on the derivatives is included as a component of accumulated other comprehensive income (loss).  For derivatives hedging capital expenditures, the amounts in accumulated other comprehensive income (loss) for these cash flow hedges are reclassified into earnings in the same line items of the consolidated statements of operation and in the same periods in which the underlying transactions affect earnings. Amounts in accumulated other comprehensive income (loss) for inventory purchases are reclassified to earnings when inventory is sold. Amounts in accumulated other comprehensive income (loss) for interest rate swaps are reclassified to earnings when the related interest payments affect earnings. The ineffective or excluded portion of the realized and unrealized gain or loss is included in other non-operating income (expense).  Total gross notional amounts and fair values for derivatives with cash flow hedge accounting designation were as follows:

	Notional Amount (in U.S. Dollars)	Fair Value of
		Current Assets(1)	(Current Liabilities)(2)
As of August 29, 2013
Currency forward contracts:
Yen	$6	$—	$(1)
Euro	6	—	—
Currency options:
Yen	21	—	(2)
Interest swap contracts:	250	—	—
	$283	$—	$(3)
As of August 30, 2012
Currency forward contracts:
Yen	$108	$2	$—
Euro	35	—	—
Currency options:
Yen	32	—	$—
	$175	$2	$—

(1)	Included in receivables - other.

(2)	Included in accounts payable and accrued expenses - other.

For 2013, 2012 and 2011, we recognized $8 million of net pre-tax derivative losses, $9 million of net derivative losses and $49 million of net derivative gains, respectively, in accumulated other comprehensive income (loss) from the effective portion of cash flow hedges.  The ineffective and excluded portions of cash flow hedges recognized in other non-operating income (expense) were not significant in 2013, 2012 or 2011.  In 2013 and 2012, $1 million and $9 million, respectively, of net gains were reclassified from accumulated other comprehensive income (loss) to earnings. As of August 29, 2013, the amount of pre-tax net derivative gains included in accumulated other accumulated comprehensive income (loss) expected to be reclassified into earnings in the next 12 months was $4 million.

Master Netting Arrangements

We seek to enter into master netting arrangements to mitigate credit risk in derivative transactions. These master netting arrangements allow us and our counterparties to net settle amounts owed to each other. Derivative assets and liabilities that can be net settled under these arrangements have been presented in our consolidated balance sheet on a net basis. The following table presents the gross amounts of our derivative assets and liabilities and the net amounts recorded in our consolidated balance sheet:

As of August 29, 2013	Current Assets(1)	Noncurrent Assets(2)	(Current Liabilities)(3)
Gross amount	$2	$3	$(5)
Gross amounts offset in the statement of financial position	(1)	—	1
Net amounts presented in the statement of financial position	$1	$3	$(4)
(1) Included in receivables - other.
(2) Included in other noncurrent assets.
(3) Included in accounts payable and accrued expenses - other.